Statement of Stockholders' Equity (Deficit)	USD ($)
Balance at May. 31, 2015	$ 38,629
Stock issued for services	4
Net loss	(197,296)
Balance at May. 31, 2016	(158,663)
Stock issued for services	75,000
Stock issued for the conversion of debt	1,430,502
Net loss	(1,591,703)
Balance at May. 31, 2017	$ (244,864)